STOCK OPTIONS (Details)	12 Months Ended
Feb. 28, 2015 USD ($) $ / shares shares
Options Outstanding
Outstanding at Beginning of Period	178,675
Forfeited, cancelled and expired	(41,003)
Issued	49,670
Outstanding and expected to vest at End of Period	187,342
Exercisable	116,142
Weighted Average Exercise Price
Outstanding at Beginning of Period | $ / shares	$ 25.50
Forfeited, cancelled and expired | $ / shares	23.40
Issued | $ / shares	17.25
Outstanding and expected to vest at End of Period | $ / shares	23.70
Exercisable at End of period | $ / shares	$ 26.70
Outstanding at Beginning of Period | $
Forfeited, cancelled and expired | $
Issued | $
Outstanding and expected to vest at End of Period | $	$ 20,670
Exercisable at End of period | $	$ 17,790
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at End of Period	8 years 3 months 16 days
Exercisable at End of period	7 years 7 months 24 days